Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

Note 8 – Income Taxes

The following summarizes the Company’s income tax provision (benefit):

	For the Years Ended December 31,
	2019	2018
Federal:
Current	$-	$-
Deferred	(1,449,778)	(1,710,997)

State and local:
Current	-	-
Deferred	(483,259)	(570,332)
	(1,933,037)	(2,281,329)
Change in valuation allowance	1,933,037	2,281,329
Income tax provision (benefit)	$-	$-

The reconciliation between the U.S. statutory federal income tax rate and the Company’s effective tax rate for the year’s ended December 31, 2019 and 2018 is as follows:

	For the Years Ended December 31,
	2019	2018
Tax benefit at federal statutory rate	(21.0)%	(21.0)%
State taxes, net of federal benefit	(7.0)%	(7.0)%
Permanent differences	0.5%	11.4%
True up adjustments	2.1%	(0.9)%
Change in valuation allowance	25.4%	17.5%
Effective income tax rate	0.0%	0.0%

Significant components of the Company’s deferred tax assets at December 31, 2019 and 2018 are as follows:

	December 31,
	2019	2018
Deferred tax assets:
Net operating loss carryforwards	$7,329,760	$5,298,599
Research and development credit carryforwards	185,680	185,680
Intangible assets	309,865	152,109
Operating lease liability	239,857	-
Property and equipment	-	30,957
Stock-based compensation	329,136	526,945
Deferred rent	-	6,292
Impairment loss	136,612	136,612
Total gross deferred tax assets	8,530,910	6,337,194
Deferred tax liabilities
Operating lease asset	(231,391)	-
Property and equipment	(29,289)	-
Total net deferred tax assets	8,270,230	6,337,194
Less: valuation allowance	(8,270,230)	(6,337,194)
Total	$-	$-

Under Section 382 of the Internal Revenue Code of 1986, as amended, if a corporation undergoes an “ownership change” (generally defined as a greater than 50% change (by value) in its equity ownership over a three-year period), the corporation’s ability to use its pre-change net operating loss, or NOL, carryforwards and other pre-change tax attributes to offset its post-change income taxes may be limited. In accordance with Section 382 of the Internal Revenue Code, the usage of the Company’s NOL carry forwards are subject to annual limitations due to a greater than 50% ownership change in 2018.

At December 31, 2019 and 2018, the Company had post-ownership change net operating loss carryforwards for federal income tax purposes of approximately $26.1 million and $17.4 million, respectively. Pre-2018 federal NOLs of $12.0 million carryovers may be carried forward for twenty years and begin to expire in 2029. Under the Tax Act, post-2017 federal NOLs in the aggregate of $14.1 million can be carried forward indefinitely and the annual limit of deduction equals 80% of taxable income. However, to the extent the Company utilizes its NOL carryforwards in the future, the tax years in which the attribute was generated may still be adjusted upon examination by the Internal Revenue Service or state tax authorities of the future period tax return in which the attribute is utilized. The Company also has federal research and development tax credit carryforwards of approximately $0.2 million which begin to expire in 2027.

As of December 31, 2019 and 2018, the Company had net operating loss carryforwards for state income tax purposes of approximately $26.1 million and $17.4 million, respectively, which can be carried forward for twenty years and begin to expire in 2029.

The Company files income tax returns in the U.S. federal jurisdiction as well as California and local jurisdictions and is subject to examination by those taxing authorities. The Company’s federal income tax returns for the years beginning in 2016 remain subject to examination. The Company’s state and local income tax returns for the years beginning in 2015 remain subject to examination. No tax audits were initiated during 2019 or 2018.

Management has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Company’s financial statements as of December 31, 2019 and 2018. The Company does not expect any significant changes in its unrecognized tax benefits within twelve months of the reporting date. The Company’s policy is to classify assessments, if any, for tax related interest as interest expense and penalties as general and administrative expenses in the statements of operations.